Segmented information	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segmented information
Segmented information:
The Company’s operations consist of the production and sale of methanol, which constitutes a single operating segment.
During the years ended December 31, 2018 and 2017, revenues attributed to geographic regions, based on the location of customers, were as follows:

Revenue	China	Europe	United States	South Korea	South America	Canada	Other Asia	TOTAL
2018	$1,122,557	$707,762	$761,600	$443,837	$352,805	$171,532	$371,754	$3,931,847
2017	$801,838	$608,668	$570,482	$347,896	$279,270	$167,436	$285,052	$3,060,642

As at December 31, 2018 and 2017, the net book value of property, plant and equipment by country was as follows:

Property, plant and equipment	United States	Egypt	New Zealand	Trinidad	Canada	Chile	Other	TOTAL
2018	$1,407,693	$680,730	$314,281	$142,045	$126,488	$132,494	$221,364	$3,025,095
2017	$1,412,394	$720,397	$265,153	$155,525	$148,420	$107,495	$188,942	$2,998,326